PREPAID LAND LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
PREPAID LAND LEASES [Line Items]
Amortization of Deferred Leasing Fees	$ 331	$ 382	$ 454
Lease Agreements [Member] | Secured Debt [Member]
PREPAID LAND LEASES [Line Items]
Assets pledged as collateral	3,166
Lease Agreements [Member] | Line of Credit [Member]
PREPAID LAND LEASES [Line Items]
Assets pledged as collateral	$ 3,166